FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
FINANCIAL RISK MANAGEMENT [Abstract]
FINANCIAL RISK MANAGEMENT
16.	FINANCIAL RISK MANAGEMENT

16.1 Financial risk factors

The Company’s activities and the market in which it operates expose it to a series of financial risks: market risk (including foreign exchange risk, interest rate risk, and commodity price risk), credit risk and liquidity risk.

The Company’s risk management framework establishes that a risk map is determined that measures the potential impact of each of them on the financial situation and results of operations. Based on this, the Executive Officers are responsible for defining the policies, procedures, limits and measures aimed at mitigating the impact of said risks.

The sensitivity analyzes included below are based on the change in one of the factors while all others remain constant. In practice, this is unlikely to happen, and changes in several factors can be correlated, for example, in variations in the interest rate and variations in the foreign currency exchange rate.

Sensitivity analysis only provides limited vision, at one point in time. The actual impact on the Company’s financial instruments could vary significantly with respect to the impact shown in the sensitivity analysis.

16.1.1 Risk associated with exchange rates

Restrictions to the single free market for foreign exchange (“MULC”)

As mentioned in Note 1, the main global and Argentine economic variables have had a negative impact on financial markets affecting the cost of borrowing, hedging activities, liquidity and access to capital in general. In the local market, particularly, the shares of the main listed companies, sovereign bonds and the Argentine peso experienced a sharp drop in value.

Additionally, as from April 2020, through the issuance of Communication “A” 7001, subsequently amended by Communications “A” 7030, 7042, 7052, 7068 and 7138, the BCRA established measures that intensify the restrictions for access to the MULC, including measures related to the trading of stock market assets by companies.

In turn, on May 25, 2020 and June 19, 2020, the CNV issued General Resolutions No. 841 and 843, by means of which restrictions are established for the purchase and sale of negotiable securities in U.S. dollars, or the transfer of such securities to depositary companies abroad. Subsequently, by means of General Resolution No. 862, such agency provided certain flexibilities to the terms of permanence of such securities.

These measures aimed at restricting the MULC in order to contain the demand for dollars imply the request of prior authorization from the BCRA for certain transactions, including the following:

- Payment of dividends to non-residents;
- Payment of imports of certain goods abroad or cancellation of debts originated in the importation of such goods except for certain exceptions expressly provided for in the applicable regulations;
- The formation of foreign assets; and
- Payment of financial loans to non-residents.

In case of having requested access to the MULC, it must assume the commitment to enter and settle in the foreign exchange market, within five working days of its availability, those funds received abroad originated in the collection of loans granted to third parties, the collection of a time deposit or the sale of any type of asset, when the asset had been acquired, the deposit constituted or the loan granted after May 28, 2020.

Additionally, on September 15, 2020, the BCRA published Communications “A” 7105 and 7106 by which it is established, among other measures, that those who register financial debts with independent parties with principal maturities in foreign currency scheduled between October 15, 2020 and March 31, 2021, must submit to the BCRA a refinancing plan for the principal maturities based on the following criteria: (a) that the net amount for which the exchange market will be accessed in the original terms will not exceed 40% of the principal amount maturing in the period indicated above, and (b) that the remaining principal be, at least, refinanced with new external indebtedness with an average life of 2 years, provided that the new indebtedness is settled in the exchange market.

During 2022, although various regulations have been issued that, to a greater or lesser extent, provided for certain flexibility in access to the MULC, the BCRA continued to limit access to them in order to preserve its reserves and stabilize its exchange rate policy.

The aforementioned rule does not have immediate effect on the Company since the amortization of the principal of its marketable debentures occurs on May 2, 2025, which is not within the aforementioned term. On the other hand, as of the date of issuance of these consolidated financial statements, the Company paid all the interest installment corresponding to its financial debt on November 2, 2020.

Additionally, the exchange regime already determined as mandatory the entry and liquidation in local currency of the funds obtained as a result of the following operations and concepts, among others:

- Exports of goods and services;
- Collection of pre-financing, advances and post-financing of exports of goods;
- Exports of services;
- Disposal of foreign assets.

These foreign exchange restrictions, or those that may be enacted in the future, could affect the Company’s ability to access the official foreign exchange market to acquire the foreign currency necessary to meet its financial obligations. Assets and liabilities denominated in foreign currency as of December 31, 2021 have been valued considering the current exchange rates in the MULC.

Exchange rate risk management

In view of the main impacts of the aforementioned situation and those detailed in Note 1 to these Consolidated Financial Statements, the Company has implemented a series of measures to mitigate their impact. In this sense, the Company’s Management permanently monitors the evolution of the situations that affect its business, in order to determine the possible actions to be taken and identify the eventual impacts on its equity and financial situation. The Company considers that its current financial position will allow it to comply, in the short term, with its foreign currency commitments. The Company’s financial statements should be read in light of these circumstances.

The Company is primarily exposed to the fluctuation of the exchange rate of the U.S. dollar against the Argentine Peso due to the fact that almost its entire financial indebtedness is denominated in U.S. dollars. The exposure to other currencies is not significant.

As regards to the revenue derived from the Natural Gas Transportation segment, the tariffs charged by the Company are currently denominated in Argentine pesos. On the other hand, revenues in US dollars derived from the Liquids Production and Commercialization segment accounted for approximately 87% of the segment’s total revenues for the years ended December 31, 2022, 2021 and 2020. Total operating cost denominated in Argentine Pesos accounted for 83%, 81% and 80% for the years ended December 31, 2022, 2021 and 2020, respectively.

As of December 31, 2022, 2021 and 2020, 35%, 37% and 50% of total revenues are denominated in Argentine pesos, respectively.

tgs’ financial risk management policies are defined with the objective of mitigating the impact of exchange rate fluctuations on the Company’s foreign currency position. To this end, alternative investment evaluations are regularly carried out to diversify tgs’ investment portfolio among instruments denominated in U.S. dollars or, although denominated in Argentine pesos, to obtain positive returns in real terms.

Additionally, if deemed appropriate, the Company enters into derivative financial instruments that allow hedging the fluctuation of the U.S. dollar on the positions in such currency in the long term. During fiscals years 2020 and 2019, the Company did not contract derivative financial instruments to hedge this risk.

However, the Company, in order to mitigate the impact on the future variation of the exchange rate, has placed funds in assets denominated in U.S. dollars. As of December 31, 2022, 89% of the Company’s fund placements are denominated in U.S. dollars.

For further information regarding the Company’s foreign currency position see “Note 18. Foreign currency assets and liabilities”.

Management of the Company estimates that, based on the net liability position as of December 31, 2022 and 2021, a 10% appreciation in the exchange rate of the U.S. dollar against the Argentine peso, with all other economic-financial variables stable, could have resulted in a pre-tax loss of Ps. 1,975,626 and Ps. 3,962,154, respectively. A 10% depreciation of the U.S. dollar against the Argentine peso would have an equal and opposite effect on the Statement of Comprehensive Income. This sensitivity analysis is theoretical as the actual impacts could differ significantly and vary over time.

In order to mitigate the exchange rate risk, during fiscal year 2022, tgs entered into both forward purchase operations of US dollars, as well as investments in mutual funds linked to the US dollar in order to hedge exposure to the risk associated with the exchange rate that derives from its financial debt.

16.1.2 Interest rate risk

Interest rate risk management seeks to reduce financial costs and limit the Company’s exposure to increases in interest rates. tgs’ exposure to risks associated with interest rate variations is limited given that all of its financial debt is subject to fixed interest rates. Information regarding the Company’s financing is disclosed in Note 13.

In addition, the main objective of the Company’s financial investment activities is to obtain the highest return by investing in low-risk and highly liquid instruments. The Company maintains a portfolio of cash equivalents and short-term investments comprised of investments in mutual funds and deposits in interest-bearing bank accounts, public and private securities. The risk of these instruments is low since they are mostly short-term and highly liquid in recognized financial institutions.

As a consequence of the application of IAS 29, maintaining monetary assets generates loss of purchasing power, provided that such items are not subject to an adjustment mechanism that compensates to some extent the loss of purchasing power. This loss of purchasing power is included in the result of the period under gain on the net monetary position. On the contrary, maintaining monetary liabilities generates a gain in purchasing power, which are also included in such line item.

The Company’s risk management policies are defined with the objective of reducing the impact of the loss of purchasing power. During the 2022, 2021 and 2020 fiscal years the Company has maintained a liability monetary position. As a consequence, tgs has recorded a net gain from exposure to inflation in the monetary items.

The following table shows a breakdown of the Company’s fixed-rate and floating-rate financial assets and liabilities as of December 31, 2022 and 2021:

	Financial assets		Financial liabilities (1)
	2022	2021	2022	2021
Fix interest rate	39,323,688	43,932,998	86,048,279	96,533,363
Variable interest rate	2,665,814	34,048,991	-	-
Total	41,989,502	77,981,989	86,048,279	96,533,363

(1)	Includes 2018 Notes. For further information see Note 13 to the Consolidated Financial Statements.

In view of the nature of the Company’s financial assets which bear variable interest, an immediate 100 basis points decrease in the interest rate would not have a significant impact on the total value of the financial assets.

16.1.3 Commodity price risk

Commercial operations performed by the Company in its Liquids Production and Marketing segment are affected by a number of factors beyond its control, including changes in the international prices of the products sold, and government regulations on prices, taxes and other charges, among others.

The sales prices of exported propane, butane and natural gasoline are determined according to international reference prices (Mont Belvieu for propane and butane and NWE ARA for natural gasoline). Additionally, most of the total sales of propane and butane that are made in the domestic market are made at prices set by the Ministry of Energy for the different market segments.

These prices have historically fluctuated in response to macroeconomic conditions and changes in supply and demand, which could affect tgs’ profitability. Especially during the first half of 2020, and due to the effect of COVID and the international oil market situation, the price of Liquids was negatively affected with year-on-year declines during that period in the order of 30%. However, as of the last quarter of 2020 and after the end of the year, international prices recovered sharply.

Based on volume of sales for the years ended December 31, 2022, 2021 and 2020, tgs estimated that, other factors being constant, a decrease of US$ 50 per ton in the international price of LPG and natural gasoline, respectively, would have decrease the Company’s net comprehensive income in its Liquids Production and Commercialization segment in Ps. 3,207,213, Ps. 4,378,871 and Ps. 5,935,956, respectively. On the other hand, an increase of US$ 50 per ton in the international price would have had the opposite effect.

16.1.4 Credit risk

The Company’s exposures to credit risk takes the form of a loss that would be recognized if counterparties failed to, or were unable to, meet their payment obligations. These risks may arise in certain agreements in relation to amounts owed for physical product sales, the use of derivative instruments, and the investment of surplus cash balances. This risk mainly results from economic and financial factors or from a possible default of counterparty.

The Company is subject to credit risk arising from outstanding receivables, cash and cash equivalents and deposits with banks and financial institutions, and from the use of derivative financial instruments. The Company’s policy is to manage credit exposure to trading counterparties within defined trading limits.

To measure the expected credit loss, receivables from sales have been grouped according to their characteristics in terms of credit risk and the time that has elapsed since maturity.

On this basis, the provision for losses for the year ended December 31, 2022 for trade receivables was determined as follows:

Ratio	Non-due	90 days	120 days	180 days	+240 days
Natural Gas Transportation segment	0%	0.50%	5%	10%	100%
Other segments	0%	0.25%	2%	5%	100%

Trade and other receivables

If any of the Company’s customers are independently rated, these ratings are used. Otherwise, if there is no independent rating, the Company assesses the credit quality of the customer taking into account its financial position, past experience and other factors. The Company may seek cash collateral, letter of credit or parent company guarantees, as considered appropriate.

As of December 31, 2022 and 2021, current and non-current sales receivables, net of allowance for doubtful accounts, amounted to:

	2022	2021
Current trade receivables	17,071,816	20,951,996
Allowances for doubful accounts (1)	(132,521)	(258,142)
Total	16,939,295	20,693,854

(1)	Said amount represents the best estimate made by tgs according to what is stated in Note 4.b).

       Likewise, as of December 31, 2022 and 2021, the Company has credits for subsidies with the Argentine government for Ps. 3,768,159 and Ps. 2,427,450, respectively.

In the ordinary course of business, the Company provides natural gas transportation services mainly to natural gas distribution companies, CAMMESA and Pampa Energía. The amounts of net sales made to the principal customers to which Natural Gas Transportation services were provided in the years ended December 31,2022, 2021 and 2020 and the sales receivable balances (net of allowances) as of December 31, 2022 and 2021 are set forth below:

	2022		2021		2020
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
MetroGas	10,355,756	768,193	11,821,815	2,809,625	17,330,099
Camuzzi Gas Pampeana S.A.	7,668,510	567,671	8,708,964	681,780	12,813,975
Naturgy Argentina	6,286,027	483,552	7,051,418	586,216	10,358,472
CAMMESA	3,795,168	1,380,126	5,400,240	1,194,018	6,887,604
Pampa Energía	1,471,413	111,450	1,666,555	637,807	2,473,548
Camuzzi Gas del Sur S.A.	1,816,770	118,208	2,012,977	294,958	3,066,612

The amounts of Liquids Production and Marketing net sales made to major customers during the years ended December 31, 2022, 2021 and 2020 and sales receivable balances (net of allowances) as of December 31, 2022 and 2021 are set forth below:

	2022		2021		2020
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
PBB Polisur	25,589,826	3,569,289	26,657,675	2,778,544	27,355,042
Petredec	-	-	-	-	2,032,373
Geogas Trading S.A.	3,668,557	-	7,402,250	5,235,421	845,467
Italgas S.A.	-	-	295,028	-	1,165,237
YPF	2,598,667	160,887	3,700,237	66,832	2,862,061
Petrobras Global Trading BV	280,416	-	10,953,530	-	13,263,199
Trafigura Beheer	15,968,772	898,027	13,490,509	1,347,151	-
Pampa Energía	3,583,230	281,774	4,996,215	659,046	-

The amounts of Other Services net sales made to major customers during the years ended December 31, 2022, 2021 and 2020 and sales receivable balances (net of allowances) as of December 31, 2022 and 2021 are set forth below:

	2022		2021		2020
	Revenues	Trade receivables	Revenues	Trade receivables	Revenues
Tecpetrol	2,270,548	417,806	875,955	87,291	176,811
Exxonmobil Exploration	1,633,267	242,524	1,854,769	243,569	1,682,932
YPF	4,278,334	845,134	4,530,193	893,039	3,954,508
Vista Oil	235,425	121,741	-	26,881	-
Pluspetrol	2,638,534	275,192	2,352,809	535,042	1,730,764
Pampa Energía	3,972,826	906,281	2,365,465	523,735	1,792,010

Cash and financial placements

The credit risk on cash and cash equivalents and other financial placements is limited since tgs has short-term fund placement policies whose main objective is to obtain an adequate return based on market characteristics and minimizing risk exposure. These placements are diversified in different financial institutions with adequate credit ratings in order to limit exposure to a few financial institutions. The Company’s maximum exposure to credit risk will be given by the carrying value of assets included in cash and cash equivalents and other financial assets at amortised cost.

During the years 2022, 2021 and 2020 the Company has carried out transactions with financial instruments traded abroad, mainly national and provincial government bonds, which resulted in exchange losses of Ps. 1,613,742, Ps. 3,694,962 and Ps. 23,456,438, respectively, which are recorded as “Other financial results - Result from valuation at fair value of financial assets through profit or loss” in the Statement of comprehensive income for the year ended December 31, 2022, 2021 and 2020.

Below is a detail of the maturities of the financial assets included in (i) cash and cash equivalents, (ii) other financial assets, (iii) trade receivables and  (iv) other receivables as of December 31, 2022 and 2021:

December 31, 2022
	Cash and cash equivalents	Other financial assets	Credits (1) (2)
Without specified maturity	2,988,946	39,289,630	40,389
With specified maturity
Overdue
Until 12-31-2021	-	-	173,477
From 01-01-22 to 03-31-22	-	-	8,167
From 04-01-22 to 06-30-22	-	-	26,427
From 07-01-22 to 09-30-22	-	-	22,530
From 10-01-22 to 12-31-22	-	-	1,449,545
Total overdue	-	-	1,680,146

Non-due
From 01-01-23 to 03-31-23	-	192	19,536,293
From 04-01-23 to 06-30-23	-	192	113,994
From 07-01-23 to 09-30-23	-	1,054	57,932
From 10-01-23 to 12-31-23	-	-	3,753
During 2024	-	40,162,283	14,026
During 2025	-	-	-
During 2026	-	-	-
From 2027 onwards	-	-	-
Total non-due	-	40,163,721	19,725,998
Total with specified maturity	-	40,163,721	21,406,144
Total	2,988,946	79,453,351	21,446,533

(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

December 31, 2021
	Cash and cash equivalents	Other financial assets	Credits (1) (2)
Without specified maturity	8,627,004	24,456,434	73,421
With specified maturity
Overdue
Until 12-31-2020	-	-	264,751
From 01-01-21 to 03-31-21	-	-	-
From 04-01-21 to 06-30-21	-	-	-
From 07-01-21 to 09-30-21	-	-	81,875
From 10-01-21 to 12-31-21	-	-	3,376,015
Total overdue	-	-	3,722,641

Non-due
From 01-01-22 to 03-31-22	-	1,350	19,607,691
From 04-01-22 to 06-30-22	-	1,143	587,968
From 07-01-22 to 09-30-22	-	732	112,848
From 10-01-22 to 12-31-22	-	497	939
During 2023	-	45,108,956	14,377
During 2024	-	-	-
During 2025	-	-	-
From 2026 onwards	-	-	-
Total non-due	-	45,112,678	20,323,823
Total with specified maturity	-	45,112,678	24,046,464
Total	8,627,004	69,569,112	24,119,885

(1)	The total amount of the receivables without specified maturity is recorded in Non-current assets.
(2)	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.

16.1.5 Liquidity risk

This risk involves the difficulties that tgs may have in meeting its commercial and financial obligations. To this end, the expected cash flow is regularly monitored.

tgs has policies for borrowing funds whose main objective is to cover financing needs at the lowest cost according to market conditions. One of the Company’s main objectives is to have financial solvency. Given the current conditions of the financial market, the Company believes that the availability of resources and the positive cash flow from operations are sufficient to meet its current obligations, despite having credit lines for borrowing funds.

Additionally, a methodology is used for the analysis and assignment of credit limits to the different financial entities in order to minimize the associated liquidity risk. In line with this, the Company invests its liquid funds in financial entities with an adequate credit rating.

Below is a detail of the maturities of the Company’s financial liabilities corresponding to: commercial debts, remunerations, other debts and financial debts as of December 31, 2022 and 2021. The amounts presented in the tables represent contractual undiscounted cash flows and, therefore, do not correspond to the amounts presented in the statement of financial position. These estimates are made on the basis of information available at the end of each year and may not reflect actual amounts in the future. Therefore, the amounts shown are provided for illustrative purposes only:

December 31, 2022
	Loans	Other financial liabilities	Leases liabilities
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2021	-	230,673	-
From 01-01-22 to 03-31-22	-	311	-
From 04-01-22 to 06-30-22	-	311	-
From 07-01-22 to 09-30-22	-	311	-
From 10-01-22 to 12-31-22	-	311	133,549
Total overdue	-	231,917	133,549

Non-due
From 01-01-23 to 03-31-23	-	12,547,599	331,289
From 04-01-23 to 06-30-23	3,316,733	78,747	331,289
From 07-01-23 to 09-30-23	1,541,798	-	331,289
From 10-01-23 to 12-31-23	2,989,575	-	331,289
During 2024	5,979,150	-	1,325,334
During 2025	91,569,575	-	1,325,334
During 2026	-	-	791,728
From 2027 onwards	-	-	-
Total non-due	105,396,831	12,626,346	4,767,552
Total with specified maturity	105,396,831	12,858,263	4,901,101
Total	105,396,831	12,858,263	4,901,101

December 31, 2021
	Loans	Other financial liabilities	Financial leases
Without specified maturity	-	-	-
With specified maturity
Overdue
Until 12-31-2020	-	576,851	-
From 01-01-21 to 03-31-21	-	606	-
From 04-01-21 to 06-30-21	-	606	-
From 07-01-21 to 09-30-21	-	606	-
From 10-01-21 to 12-31-21	-	606	150,834
Total overdue	-	579,275	150,834

Non-due
From 01-01-22 to 03-31-22	82,329	14,066,957	374,170
From 04-01-22 to 06-30-22	3,376,545	82,164	374,170
From 07-01-22 to 09-30-22	-	-	374,170
From 10-01-22 to 12-31-22	3,376,545	-	374,170
During 2023	6,753,090	-	1,496,884
During 2024	6,753,090	-	1,496,884
During 2025	103,422,323	-	1,496,884
From 2026 onwards	-	-	894,210
Total non-due	123,763,922	14,149,121	6,881,542
Total with specified maturity	123,763,922	14,728,396	7,032,376
Total	123,763,922	14,728,396	7,032,376

16.1.6 Capital management risk.

The Company’s objectives in managing capital are to safeguard the Company’s ability to continue as a going concern, to achieve an optimal cost of capital structure and to support the investment process in order to provide returns to shareholders and benefits to other stakeholders.

tgs seeks to maintain a level of cash generation from its operating activities that will enable it to meet all of its commitments.

The Company monitors capital on the basis of the leverage ratio. This ratio is calculated as total financial debt (including “current financial debt” and “non-current financial debt” as shown in the Statement of Financial Position) divided by total capital. Total capital is calculated as “Shareholders’ Equity”, as shown in the Statement of Changes in Shareholders’ Equity, plus total financial debt.

During the years ended December 31, 2022 and 2021, the gearing ratio was as follows:

	2022	2021
Total debt (Note 13)	94,614,065	102,421,012
Total equity	267,224,289	234,906,487
Total capital	361,838,354	337,327,499
Gearing Ratio	0.26	0.30

    16.2 Financial instruments by category and level of hierarchy

16.2.1 Categorization of financial instruments

The accounting policies for the categorization of financial instruments were explained in Note 4.e. In accordance with IFRS 7, IAS 32 and IFRS 9, non-financial assets and liabilities, such as contract and supplier liabilities, tax and social charges, income tax and deferred income tax are not included.

The categorization of financial assets and liabilities as of December 31, 2022 and 2021 is included below:

	December 31, 2022
	Financial assets at fair value	Financial assets at amortized cost	Total
CURRENT ASSETS
Trade receivables	-	16,939,295	16,939,295
Other receivables	-	4,359,818	4,359,818
Financial assets at amortized cost	-	1,438	1,438
Financial assets at fair value through profit or loss	39,289,630	-	39,289,630
Cash and cash equivalents	2,665,814	323,132	2,988,946
Total current assets	41,955,444	21,623,683	63,579,127

NON-CURRENT ASSETS
Other receivables	-	14,899	14,899
Other financial assets at amortized cost	-	40,162,283	40,162,283
Total non-current assets	-	40,177,182	40,177,182
Total assets	41,955,444	61,800,865	103,756,309

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	10,524,936	10,524,936
Loans	-	3,919,929	3,919,929
Payroll and social security taxes payables	-	2,153,524	2,153,524
Other payables	-	286,555	286,555
Total current liabilities	-	16,884,944	16,884,944

NON-CURRENT LIABILITIES
Loans	-	90,694,136	90,694,136
Total non-current liabilities	-	90,694,136	90,694,136
Total liabilities	-	107,579,080	107,579,080

	2021
	Financial assets at fair value	Financial assets at amortirzed cost	Total
CURRENT ASSETS
Trade receivables	-	20,693,854	20,693,854
Other receivables	-	3,151,559	3,151,559
Financial assets at amortized cost	-	3,721	3,721
Financial assets at fair value through profit or loss	25,844,992	-	25,844,992
Cash and cash equivalents	8,197,972	429,032	8,627,004
Total current assets	34,042,964	24,278,166	58,321,130

NON-CURRENT ASSETS
Other receivables	-	16,330	16,330
Financial assets at amortized cost	-	43,720,399	43,720,399
Total non-current assets	-	43,736,729	43,736,729
Total assets	34,042,964	68,014,895	102,057,859

	Financial liabilities at fair value	Other financial liabilities	Total
CURRENT LIABILITIES
Trade payables	-	11,820,683	11,820,683
Loans	-	2,299,738	2,299,738
Derivative financial results	82,329	-	82,329
Payroll and social security taxes payables	-	2,279,022	2,279,022
Other payables	-	619,970	619,970
Total current liabilities	82,329	17,019,413	17,101,742

NON-CURRENT LIABILITIES
Loans	-	100,121,274	100,121,274
Total non-current liabilities	-	100,121,274	100,121,274
Total liabilities	82,329	117,140,687	117,223,016

16.2.2 Fair value measurement hierarchy and estimates

According to IFRS 13, the fair value hierarchy introduces three levels of inputs based on the lowest level of input significant to the overall fair value. These levels are:

Level 1: includes financial assets and liabilities whose fair values are estimated using quoted prices (unadjusted) in active markets for identical assets and liabilities. The instruments included in this level primarily include balances in mutual funds and public or private bonds listed on the Bolsas y Mercados Argentinos S.A. (“BYMA”). Within this level, the Company includes those derivate financial instruments for which it was able to find an active market.

Level 2: includes financial assets and liabilities whose fair value is estimated using different assumptions quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (for example, derived from prices).

Level 3: includes financial instruments for which the assumptions used in estimating fair value are not based on observable market information.

During 2022 and 2021, there were no transfers between the different hierarchies used to determine the fair value of the Company’s financial instruments or reclassifications between categories of financial instruments.

The table below shows different assets at their fair value classified by hierarchy as of December 31, 2022 and 2021:

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	2,665,814	-	-	2,665,814
Financial assets at fair value through profit or loss	39,289,630	-	-	39,289,630
Total	41,955,444	-	-	41,955,444

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial assets at fair value
Cash and cash equivalents	8,197,972	-	-	8,197,972
Financial assets at fair value through profit or loss	25,844,992	-	-	25,844,992
Total	34,042,964	-	-	34,042,964

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value
Derivative financial instruments	82,329	-	-	82,329
Total	82,329	-	-	82,329

The fair value amount of the financial assets is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

As of December 31, 2022, the carrying amount of certain financial instruments used by the Company, in cash, cash equivalents, other investments, accounts receivable and payable and short-term obligations is representative of fair value due to the short-term nature of these instruments. Also, the carrying value of non-current financial assets measured at amortised cost consists of time deposits made with financial institutions at current market rates.

The estimated fair value of Non-current loans is estimated based on quoted market prices (level 1). The following table reflects the carrying amount and estimated fair value of the 2018 Notes at December 31, 2022, based on their quoted market price:

	As of December 31, 2022
	Carrying amount	Fair value
2018 Notes	84,229,875	77,460,798